United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated Hermes World Investment Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/20

Date of Reporting Period: Six months ended 05/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2020
Share Class | Ticker	A | IHIAX	C | IHICX	Institutional | EMDIX

Federated Emerging Market Debt Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Emerging Market Debt Fund)
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes World Investment Series, Inc.)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Emerging Market Debt Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2019 through May 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At May 31, 2020, the Fund’s issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Brazil	11.7%
China	10.3%
Russia	10.0%
Mexico	9.7%
Turkey	5.7%
United Arab Emirates	5.1%
South Africa	4.3%
Saudi Arabia	3.8%
Ukraine	3.2%
Egypt	2.8%
Ghana	2.1%
Bahrain	2.0%
Argentina	1.7%
Nigeria	1.7%
Qatar	1.6%
Peru	1.6%
Poland	1.4%
United States	1.4%
Israel	1.3%
Belarus	1.2%
Oman	1.1%
Ecuador	1.0%
Congo	1.0%
Other[2]	12.4%
Cash Equivalents[3]	0.5%
Derivative Contracts[4]	0.9%
Other Assets and Liabilities—Net[5]	0.5%
TOTAL	100.0%
Semi-Annual Shareholder Report

1	This table depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities, along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s head office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 12.4% of the Fund’s total net assets have been aggregated under the designation of “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund’s foreign cash position.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—47.0%
		Automotive—0.8%
$200,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.400%, 6/20/2024	$196,516
25,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.750%, 4/6/2023	26,623
25,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.875%, 4/7/2025	27,321
		TOTAL	250,460
		Banking—15.4%
200,000		Akbank TAS, 144A, 7.200%, 3/16/2027	189,448
200,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	177,595
200,000	[1]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	201,757
200,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	195,044
ARS 1,800,000	[2]	Banco Hipotecario SA, Unsecd. Note, 144A, 30.500% (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +4.000%), 11/7/2022	22,214
$150,000		Banco Internacional del Peru SAA Interbank, Unsecd. Note, 144A, 3.375%, 1/18/2023	154,897
15,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	16,509
200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	190,500
200,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	192,027
200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	180,000
200,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	195,000
200,000	[1]	DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 1/20/2021	196,722
200,000		Industrial and Commercial Bank of China Ltd., REGS, 4.875%, 9/21/2025	222,487
100,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	100,973
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	203,564
200,000	[1]	National Bank of Abu Dhabi, Jr. Sub. Note, 5.250%, 6/17/2020	192,668
200,000	[1]	National Bank of Oman, Jr. Sub. Deb., 7.875%, 11/18/2020	173,396
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$200,000	[1]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	$185,180
50,000		Pampa Energia SA, Sr. Unsecd. Note, REGS, 7.375%, 7/21/2023	42,183
200,000		Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	209,755
200,000	[1]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	174,400
400,000		SovCo Capital Partners BV, Sub. Deb., 144A, 8.000%, 4/7/2030	396,576
200,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	199,000
200,000		Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, REGS, 4.000%, 8/15/2026	202,117
200,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 6.000%, 1/23/2025	188,492
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	182,979
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	204,542
200,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	183,300
		TOTAL	4,973,325
		Chemicals & Plastics—2.6%
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	212,857
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	219,252
200,000		Groupe Office Cherifien des Phosphates SA, 144A, 6.875%, 4/25/2044	225,527
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	168,500
		TOTAL	826,136
		Conglomerates—0.6%
200,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	199,470
		Finance—1.3%
200,000	[1]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 6/2/2022	200,700
200,000		MDC-GMTN BV, Sr. Unsecd. Note, 144A, 3.700%, 11/7/2049	208,134
		TOTAL	408,834
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Intermediaries—0.6%
$200,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	$203,614
		Food Products—1.2%
200,000		BRF-Brasil Foods SA, 144A, 3.950%, 5/22/2023	200,229
200,000		JBS Investments II GmbH, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	200,963
		TOTAL	401,192
		Food Services—1.2%
200,000		MHP Lux SA, Sr. Unsecd. Note, 144A, 6.250%, 9/19/2029	183,000
200,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	196,800
		TOTAL	379,800
		Metals & Mining—1.2%
200,000		Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	185,016
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	217,066
		TOTAL	402,082
		Oil & Gas—6.5%
200,000		ADES International Holding PLC, Sec. Fac. Bond, REGS, 8.625%, 4/24/2024	167,040
200,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	208,031
55,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 144A, 5.093%, 1/15/2030	52,501
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.750%, 6/3/2050	97,755
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	94,080
150,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	149,740
1,000,000	[3]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	36,250
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 5.950%, 1/28/2031	122,235
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	98,962
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	111,794
217,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	162,141
16,666		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	16,078
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$200,000		PTTEP Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 3.903%, 12/6/2059	$199,487
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	222,081
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 9.250%, 4/1/2023	177,000
200,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	113,123
100,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	59,330
		TOTAL	2,087,628
		Paper Products—0.2%
50,000		Fibria Overseas Finance, Sr. Unsecd. Note, 4.000%, 1/14/2025	49,683
		Pharmaceuticals—0.9%
100,000		Inretail Pharma SA, Sr. Unsecd. Note, 144A, 5.375%, 5/2/2023	103,865
200,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	189,521
		TOTAL	293,386
		Real Estate—4.5%
200,000		China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	192,000
200,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	215,543
200,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	182,895
200,000		Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	186,718
300,000	[1]	Franshion Brilliant Ltd., Sub. Note, 5.750%, 1/17/2022	256,495
200,000		Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	201,371
200,000		Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	199,514
		TOTAL	1,434,536
		Retailers—1.6%
200,000		Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	205,200
300,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	327,148
		TOTAL	532,348
		Technology Services—2.0%
200,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	212,489
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology Services—continued
$200,000	Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	$224,731
200,000	Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	197,073
	TOTAL	634,293
	Telecommunications & Cellular—3.5%
200,000	GTH Finance BV, Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	222,425
300,000	HTA Group Ltd., Sr. Unsecd. Note, 144A, 9.125%, 3/8/2022	302,850
200,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	195,500
200,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	182,150
20,000	Oi S.A., Sr. Unsecd. Note, 10.000%, 7/27/2025	15,348
200,000	Veon Holdings BV, Sr. Unsecd. Note, 144A, 4.000%, 4/9/2025	207,419
	TOTAL	1,125,692
	Utilities—2.9%
200,000	ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	207,760
400,000	Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	360,304
200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.125%, 4/4/2026	160,468
200,000	Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	204,659
	TOTAL	933,191
	TOTAL CORPORATE BONDS (IDENTIFIED COST $15,894,777)	15,135,670
	FOREIGN GOVERNMENTS/AGENCIES—51.0%
	Sovereign—51.0%
200,000	Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 3.125%, 4/16/2030	214,692
200,000	Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 3.125%, 9/30/2049	200,550
200,000	Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 3.875%, 4/16/2050	227,750
200,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	123,800
200,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.250%, 5/9/2028	123,456
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000	[3,5]	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	$72,800
100,000	[3,5]	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	36,001
150,000	[3,5]	Argentina, Government of, Sr. Unsecd. Note, 7.125%, 6/28/2117	53,325
150,000	[3,5]	Argentina, Government of, Sr. Unsecd. Note, 7.125%, 7/6/2036	55,125
230,000	[3,5]	Argentina, Government of, Sr. Unsecd. Note, 7.625%, 4/22/2046	84,527
150,000	[3,5]	Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	52,600
150,000		Argentina, Government of, Sr. Unsecd. Note, Series NY, 3.750%, 12/31/2038	56,925
83,340		Argentina, Government of, Unsecd. Note, 8.750%, 5/7/2024	26,670
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	213,110
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	208,850
BRL 4,300,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2021	873,077
9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	2,232,871
$200,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	193,213
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	234,894
$200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	187,000
700,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 10.650%, 1/31/2029	253,750
200,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 8.875%, 10/23/2027	73,250
EGP 3,000,000	[4]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 12.534%, 11/3/2020	179,722
800,000	[4]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 13.787%, 8/25/2020	49,024
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	100,280
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	189,000
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	$194,958
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	197,530
200,000		Gabon, Government of, Sr. Secd. Note, 144A, 6.625%, 2/6/2031	166,969
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	187,140
200,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	224,000
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	100,717
$125,685		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	118,405
200,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	184,440
200,000		Kenya, Government of, REGS, 6.875%, 6/24/2024	192,300
200,000	[6]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 3/18/2020	33,000
MXN 8,800,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.250%, 12/9/2021	408,913
16,930,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	773,575
27,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	1,245,843
$200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	177,000
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	166,530
PEN 700,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	236,756
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	437,272
$200,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 4.400%, 4/16/2050	237,752
230,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	289,047
RUB 45,000,000		Russia, Government of, Series 6212, 7.050%, 1/19/2028	713,372
$200,000		Russia, Government of, Sr. Unsecd. Note, 144A, 5.250%, 6/23/2047	269,480
RUB 42,800,000		Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	660,176
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 4/22/2060	$220,932
200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	223,040
200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	179,980
ZAR 8,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	310,056
$200,000		South Africa, Government of, Sr. Unsecd. Note, 5.750%, 9/30/2049	163,242
200,000		State of Israel, Sr. Unsecd. Note, 3.875%, 7/3/2050	228,637
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	171,520
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	193,250
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	155,380
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	187,000
200,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	201,002
325,000	[5]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	276,738
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	76,838
$200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	210,696
1,500,000	[3]	Venezuela, Government of, 8.250%, 10/13/2024	86,250
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $20,724,004)	16,415,998
		INVESTMENT COMPANY—0.5%
164,254		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.40%[7] (IDENTIFIED COST $164,385)	164,385
		TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $36,783,166)[8]	31,716,053
		OTHER ASSETS AND LIABILITIES - NET—1.5%[9]	481,672
		TOTAL NET ASSETS—100%	$32,197,725
Semi-Annual Shareholder Report

At May 31, 2020, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Put Options:
5BNP Paribas	USD PUT/MXN CALL	$20,000	6/10/2020	$22.147	$(232)
(PREMIUMS RECEIVED $193)					$(232)
At May 31, 2020, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2020[10]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays	Kingdom of Saudi Arabia	Buy	1.00%	6/20/2025	1.39%	$200,000	$3,715	$5,901	$(2,186)
Goldman Sachs	Republic of Brazil	Sell	1.00%	6/20/2025	2.87%	$(200,000)	$(16,937)	$(20,818)	$3,881
Morgan Stanley	Republic of Colombia	Sell	1.00%	6/20/2025	1.75%	$(200,000)	$(7,058)	$(11,005)	$3,947
Citibank, N.A.	Republic of Turkey	Buy	1.00%	6/20/2025	5.85%	$200,000	$38,907	$44,559	$(5,652)
Barclays	Sultanate of Oman	Buy	1.00%	6/20/2025	6.35%	$200,000	$42,103	$48,317	$(6,214)
TOTAL CREDIT DEFAULT SWAPS							$60,730	$66,954	$(6,224)
At May 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/2/2020	Bank of America	$50,000	1,139,026 MXN	$(1,366)
6/2/2020	Bank of America	$75,000	1,370,392 ZAR	$(3,076)
6/2/2020	Barclays	$25,000	593,437 MXN	$(1,762)
6/2/2020	BNP Paribas	6,540,000 BRL	$1,231,884	$(6,316)
6/2/2020	JPMorgan	3,660,000 BRL	$696,363	$(10,494)
6/2/2020	JPMorgan	$50,000	1,182,618 MXN	$(3,332)
6/2/2020	Morgan Stanley	$25,000	582,739 MXN	$(1,280)
6/4/2020	Bank of America	78,000,000 CLP	$91,992	$5,458
6/9/2020	BNP Paribas	3,000,000 THB	$91,652	$2,655
6/10/2020	BNP Paribas	2,600,000 TRY	$381,580	$(1,807)
6/15/2020	Bank of America	37,556,160 CLP	$46,452	$469
6/15/2020	Bank of America	$45,600	37,556,160 CLP	$(1,320)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
6/15/2020	Barclays	$150,000	883,350 BRL	$(15,402)
6/17/2020	Bank of America	46,000 EUR	$49,895	$1,185
6/17/2020	BNP Paribas	19,365,000 RUB	$263,426	$11,199
6/17/2020	Citibank	11,500,000 MXN	$472,623	$44,649
6/17/2020	Citibank	11,615,000 RUB	$147,201	$17,516
6/17/2020	HSBC	82,000,000 HUF	$267,508	$(5,295)
6/17/2020	Morgan Stanley	7,380,000 ZAR	$438,357	$(18,638)
7/22/2020	BNP Paribas	66,000,000 CLP	$77,503	$4,960
7/22/2020	Citibank	40,000,000 CLP	$46,638	$3,340
8/6/2020	Credit Agricole	2,950,000 PLN	$705,009	$30,383
8/6/2020	Credit Agricole	1,490,000 RON	$332,616	$6,956
8/10/2020	Barclays	$45,600	69,775 AUD	$(908)
8/10/2020	JPMorgan	45,000 EUR	$48,695	$1,333
8/10/2020	JPMorgan	$20,000	451,372 MXN	$(139)
8/11/2020	Credit Agricole	$75,000	1,312,545 ZAR	$780
9/1/2020	Barclays	2,800,000 CNY	$389,679	$972
9/16/2020	Credit Agricole	11,300,000 CZK	$463,940	$2,618
Contracts Sold:
6/2/2020	Bank of America	$75,000	1,181,250 ZAR	$(7,700)
6/2/2020	Barclays	10,200,000 BRL	$2,262,509	$351,072
6/2/2020	JPMorgan	$25,000	610,117 MXN	$2,514
6/2/2020	Morgan Stanley	$100,000	1,990,000 MXN	$(10,257)
6/2/2020	JPMorgan	$25,000	595,121 MXN	$1,838
6/4/2020	Bank of America	78,000,000 CLP	$95,384	$(2,067)
6/9/2020	Bank of America	3,000,000 THB	$94,813	$506
6/10/2020	Citibank	2,600,000 TRY	$372,594	$(7,180)
6/17/2020	Bank of America	23,650,000 MXN	$1,045,963	$(17,818)
6/17/2020	Bank of America	11,615,000 RUB	$150,103	$(14,615)
6/17/2020	BNP Paribas	212,000 EUR	$235,850	$438
6/17/2020	Credit Agricole	34,900,000 RUB	$458,347	$(36,587)
6/17/2020	State Street	13,430,000 MXN	$600,355	$(3,729)
7/22/2020	Citibank	106,000,000 CLP	$127,190	$(5,251)
8/4/2020	JPMorgan	3,600,000 BRL	$615,460	$(57,243)
8/10/2020	JPMorgan	45,000 EUR	$49,086	$(943)
9/2/2020	Barclays	1,730,000 BRL	$322,223	$(673)
9/2/2020	BNP Paribas	6,550,000 BRL	$1,228,504	$5,977
9/16/2020	Citibank	37,000,000 RUB	$513,524	$(5,159)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$256,461
Net Unrealized Appreciation on Foreign Exchange Contracts and value for Written Option Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2019	485,099
Purchases/Additions	6,789,843
Sales/Reductions	(7,110,688)
Balance of Shares Held 5/31/2020	164,254
Value	$164,385
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$420
Dividend Income	$1,955
1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Security in default.
4	Discount rate at time of purchase.
5	Non-income-producing security.
6	Subsequent to 5/31/2020, issuer was declared to be in default.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $36,771,069.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$15,135,670	$—	$15,135,670
Foreign Governments/Agencies	—	16,415,998	—	16,415,998
Investment Company	164,385	—	—	164,385
TOTAL SECURITIES	$164,385	$31,551,668	$—	$31,716,053
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$496,818	$—	$496,818
Written Put Options	—	—	—	—
Swap Contracts	—	84,725	—	84,725
Liabilities
Foreign Exchange Contracts	—	(240,357)	—	(240,357)
Written Put Options	—	(232)	—	(232)
Swap Contracts	—	(23,995)	—	(23,995)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$316,959	$—	$316,959
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
AUD	—Australian Dollar
BADLAR	—Bueno Aires Deposits Large Amount Rates
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GDP	—Gross Domestic Product
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXN	—Mexican Peso
PEN	—Peruvian Neuvo Sol
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
THB	—Thai Baht
TRY	—Turkish Lira
USD	—United States Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.56	$7.91	$8.72	$8.00	$8.21	$9.28
Income From Investment Operations:
Net investment income	0.26	0.54	0.48[1]	0.60[1]	0.63[1]	0.50[1]
Net realized and unrealized gain (loss)	(0.60)	0.33	(1.00)	0.37	(0.51)	(0.95)
TOTAL FROM INVESTMENT OPERATIONS	(0.34)	0.87	(0.52)	0.97	0.12	(0.45)
Less Distributions:
Distributions from net investment income	(0.14)	(0.22)	(0.29)	(0.25)	(0.29)	(0.27)
Distributions from net realized gain	—	—	—	—	—	(0.35)
Return of capital[2]	—	—	—	—	(0.04)	—
TOTAL DISTRIBUTIONS	(0.14)	(0.22)	(0.29)	(0.25)	(0.33)	(0.62)
Net Asset Value, End of Period	$8.08	$8.56	$7.91	$8.72	$8.00	$8.21
Total Return[3]	(4.05)%	11.23%	(6.06)%	12.22%	1.53%	(4.88)%
Ratios to Average Net Assets:
Net expenses[4]	1.18%[5,6]	1.18%[6]	1.20%[6]	1.20%[6]	1.19%	1.18%
Net investment income	6.10%[5]	6.13%	5.72%	6.98%	7.76%	5.93%
Expense waiver/reimbursement[7]	1.07%[5]	0.91%	0.83%	0.92%	0.96%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,211	$26,993	$27,267	$34,085	$38,212	$49,812
Portfolio turnover	36%	91%	140%	123%	134%	200%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.18% for the six months ended May 31, 2020 and 1.18%, 1.20% and 1.20% for the years ended November 30, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.50	$7.86	$8.67	$7.96	$8.17	$9.23
Income From Investment Operations:
Net investment income	0.23	0.49	0.42[1]	0.54[1]	0.57[1]	0.44[1]
Net realized and unrealized gain (loss)	(0.59)	0.31	(1.00)	0.36	(0.51)	(0.95)
TOTAL FROM INVESTMENT OPERATIONS	(0.36)	0.80	(0.58)	0.90	0.06	(0.51)
Less Distributions:
Distributions from net investment income	(0.11)	(0.16)	(0.23)	(0.19)	(0.24)	(0.20)
Distributions from net realized gain	—	—	—	—	—	(0.35)
Return of capital[2]	—	—	—	—	(0.03)	—
TOTAL DISTRIBUTIONS	(0.11)	(0.16)	(0.23)	(0.19)	(0.27)	(0.55)
Net Asset Value, End of Period	$8.03	$8.50	$7.86	$8.67	$7.96	$8.17
Total Return[3]	(4.33)%	10.34%	(6.81)%	11.32%	0.77%	(5.51)%
Ratios to Average Net Assets:
Net Expenses[4]	1.93%[5,6]	1.93%[6]	1.95%[6]	1.95%[6]	1.94%	1.93%
Net investment income	5.35%[5]	5.56%	5.08%	6.42%	7.04%	5.16%
Expense waiver/reimbursement[7]	1.07%[5]	0.91%	0.81%	0.94%	0.96%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,740	$2,207	$3,331	$6,669	$9,871	$14,765
Portfolio turnover	36%	91%	140%	123%	134%	200%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.93% for the six months ended May 31, 2020 and 1.93%, 1.95% and 1.95% years ended November 30, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.57	$7.92	$8.74	$8.01	$8.23	$9.30
Income From Investment Operations:
Net investment income	0.27	0.56	0.50[1]	0.61[1]	0.67[1]	0.53[1]
Net realized and unrealized gain (loss)	(0.60)	0.33	(1.01)	0.39	(0.54)	(0.96)
TOTAL FROM INVESTMENT OPERATIONS	(0.33)	0.89	(0.51)	1.00	0.13	(0.43)
Less Distributions:
Distributions from net investment income	(0.15)	(0.24)	(0.31)	(0.27)	(0.30)	(0.29)
Distributions from net realized gain	—	—	—	—	—	(0.35)
Return of capital[2]	—	—	—	—	(0.05)	—
TOTAL DISTRIBUTIONS	(0.15)	(0.24)	(0.31)	(0.27)	(0.35)	(0.64)
Net Asset Value, End of Period	$8.09	$8.57	$7.92	$8.74	$8.01	$8.23
Total Return[3]	(3.93)%	11.49%	(5.92)%	12.62%	1.66%	(4.62)%
Ratios to Average Net Assets:
Net expenses[4]	0.93%[5,6]	0.93%[6]	0.95%[6]	0.96%[6]	0.94%	0.93%
Net investment income	6.35%[5]	6.40%	5.99%	7.05%	8.21%	6.20%
Expense waiver/reimbursement[7]	1.07%[5]	0.91%	0.82%	0.89%	0.94%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,246	$9,256	$9,417	$15,457	$11,731	$25,748
Portfolio turnover	36%	91%	140%	123%	134%	200%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.93% for the six months ended May 31, 2020 and 0.93%, 0.95% and 0.96% for the years ended November 30, 2019, 2018, and 2017, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $164,385 of investment in an affiliated holding* (identified cost $36,783,166)		$31,716,053
Receivable for investments sold		5,278,032
Unrealized appreciation on foreign exchange contracts		496,818
Income receivable		447,844
Swaps, at value (net premium paid of $98,777)		84,725
Receivable for shares sold		5,990
TOTAL ASSETS		38,029,462
Liabilities:
Payable for investments purchased	$5,359,216
Unrealized depreciation on foreign exchange contracts	240,357
Bank overdraft	30,039
Swaps, at value (net premium received of $31,823)	23,995
Written options outstanding, at value (premiums received $193)	232
Payable for capital gains taxes withheld	3,325
Payable for shares redeemed	3,035
Payable for periodic payments from swap contracts	406
Payable for other service fees (Notes 2 and 5)	4,092
Payable for administrative fee (Note 5)	3,888
Payable to adviser (Note 5)	1,643
Payable for distribution services fee (Note 5)	1,088
Payable for Directors’/Trustees’ fees (Note 5)	190
Accrued expenses (Note 5)	160,231
TOTAL LIABILITIES		5,831,737
Net assets for 3,986,319 shares outstanding		$32,197,725
Net Assets Consists of:
Paid-in capital		$47,852,161
Total distributable earnings (loss)		(15,654,436)
TOTAL NET ASSETS		$32,197,725
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($23,210,994 ÷ 2,873,744 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.08
Offering price per share (100/95.50 of $8.08)	$8.46
Redemption proceeds per share	$8.08
Class C Shares:
Net asset value per share ($1,740,281 ÷ 216,769 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$8.03
Offering price per share	$8.03
Redemption proceeds per share (99.00/100 of $8.03)	$7.95
Institutional Shares:
Net asset value per share ($7,246,450 ÷ 895,806 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.09
Offering price per share	$8.09
Redemption proceeds per share	$8.09
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2020 (unaudited)
Investment Income:
Interest (net of foreign tax withheld of $7,981)			$1,269,028
Dividends received from an affiliated holding*			1,955
TOTAL INCOME			1,270,983
Expenses:
Investment adviser fee (Note 5)		$148,310
Administrative fee (Note 5)		14,313
Custodian fees		18,297
Transfer agent fees		24,577
Directors’/Trustees’ fees (Note 5)		1,274
Auditing fees		18,349
Legal fees		4,116
Distribution services fee (Note 5)		7,418
Other service fees (Notes 2 and 5)		33,104
Portfolio accounting fees		81,282
Share registration costs		24,413
Printing and postage		11,951
Miscellaneous (Note 5)		3,502
TOTAL EXPENSES		390,906
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(148,310)
Reimbursement of other operating expenses (Note 5)	(38,798)
Reduction of custodian fees (Note 6)	(199)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(187,307)
Net expenses			203,599
Net investment income			$1,067,384
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized gain (loss) on investments (including realized gain of $420 on sales of investments in an affiliated holding*) and foreign currency translations	$(1,551,938)
Net realized gain on foreign exchange contracts	358,746
Net realized loss on futures contracts	(56,144)
Net realized gain on written options	13,605
Net realized gain on swap contracts	559,890
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	(2,255,046)
Net change in unrealized depreciation of foreign exchange contracts	352,881
Net change in unrealized depreciation of swaps	24,725
Net change in unrealized depreciation of written options	(369)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, written options, swap contracts and foreign currency transactions	(2,553,650)
Change in net assets resulting from operations	$(1,486,266)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2020	Year Ended 11/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,067,384	$2,551,888
Net realized loss	(675,841)	(1,119,284)
Net change in unrealized appreciation/depreciation	(1,877,809)	2,957,221
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,486,266)	4,389,825
Distributions to Shareholders:
Class A Shares	(408,364)	(766,525)
Class C Shares	(25,797)	(63,736)
Institutional Shares	(150,267)	(277,879)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(584,428)	(1,108,140)
Share Transactions:
Proceeds from sale of shares	1,516,074	8,474,006
Net asset value of shares issued to shareholders in payment of distributions declared	494,542	957,594
Cost of shares redeemed	(6,198,102)	(14,271,548)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,187,486)	(4,839,948)
Change in net assets	(6,258,180)	(1,558,263)
Net Assets:
Beginning of period	38,455,905	40,014,168
End of period	$32,197,725	$38,455,905
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2020 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes World Investment Series, Inc. and Federated Hermes Emerging Market Debt Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $187,307 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$30,631
Class C Shares	2,473
TOTAL	$33,104
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return, and to manage currency, duration, market and yield curve risks. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate
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the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2019, is $0. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts and average value of interest rate swap contracts held by the Fund throughout the period was $1,271,429 and $5,321 respectively. This is based on amounts held as of each month end throughout the six month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase yield, income and return and to manage country and currency risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
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Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $147,898 and $282,878, respectively. This is based on the amounts held as of each month end throughout six month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At May 31, 2020, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $300,929. This is based on amounts held as of each month end throughout the six month fiscal period.
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Option Contracts
The Fund buys or sells put and call options to seek to increase return, and to manage currency, duration, market and sector/asset class risks. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2020, the Fund had no outstanding purchased options contracts.
Written option contracts, at value at period end are listed after Fund’s Portfolio of Investments.
The average market values of purchased options and written options held by the Fund throughout the period was $13 and $10,871, respectively. This is based on amounts held as of each month end throughout the six month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$496,818	Unrealized depreciation on foreign exchange contracts	$240,357
Credit contracts	Swaps, at value	84,725	Swaps, at value	23,995
Foreign exchange contracts		—	Written Options outstanding, at value	(232)
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$581,543		$264,120
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$584,767	$584,767
Interest Rate Swap Contracts	—	(24,877)	—	(24,877)
Purchased Options[1]	(409)	—	—	(409)
Foreign Exchange Contracts	358,746	—	—	358,746
Futures Contracts	—	(56,144)	—	(56,144)
Written Options	13,605	—	—	13,605
TOTAL	$371,942	$(81,021)	$584,767	$875,688
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$(12,524)	$(12,524)
Interest Rate Swap Contracts	—	37,249	—	37,249
Foreign Exchange Contracts	352,881	—	—	352,881
Purchased Options[2]	90	—	—	90
Written Options	(369)	—	—	(369)
TOTAL	$352,602	$37,249	$(12,524)	$377,327
1	The net realized gain (loss) on Purchased Options is found within the Net realized gain (loss) on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized depreciation of Purchased Options is found within Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of May 31, 2020, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$84,725	$—	$—	$84,725
Foreign Exchange Contracts	496,818	(94,348)	—	402,470
TOTAL	$581,543	$(94,348)	$—	$487,195

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$23,995	$—	$—	$23,995
Foreign Exchange Contracts	240,357	(94,348)	—	146,009
TOTAL	$264,352	$(94,348)	$—	$170,004
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	124,616	$1,023,388	753,986	$6,250,136
Shares issued to shareholders in payment of distributions declared	39,183	326,335	79,037	641,924
Shares redeemed	(445,237)	(3,779,066)	(1,126,572)	(9,442,244)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(281,438)	$(2,429,343)	(293,549)	$(2,550,184)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,293	$10,917	2,244	$18,316
Shares issued to shareholders in payment of distributions declared	2,464	20,535	6,223	49,536
Shares redeemed	(46,502)	(370,888)	(172,722)	(1,444,957)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(42,745)	$(339,436)	(164,255)	$(1,377,105)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	59,333	$481,769	264,942	$2,205,554
Shares issued to shareholders in payment of distributions declared	17,730	147,672	32,642	266,134
Shares redeemed	(261,625)	(2,048,148)	(406,548)	(3,384,347)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(184,562)	$(1,418,707)	(108,964)	$(912,659)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(508,745)	$(4,187,486)	(566,768)	$(4,839,948)
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4. FEDERAL TAX INFORMATION
At May 31, 2020, the cost of investments for federal tax purposes was $36,771,069. The net unrealized depreciation of investments for federal tax purposes was $4,756,039. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,363,969 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,120,008. The amounts presented are inclusive of derivative contracts.
As of November 30, 2019, the Fund had a capital loss carryforward of $10,620,734 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,396,098	$4,224,636	$10,620,734
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the six months ended May 31, 2020, the Adviser waived $148,197 of its fee and voluntarily reimbursed $38,798 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2020, the Adviser reimbursed $113.
Effective July 26, 2019, some or all of the Fund’s assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives a fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.
For the six months ended May 31, 2020, the Sub-Adviser earned a fee of $17,583.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2020, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended May 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$7,418
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2020, FSC retained $84 of fees paid by the Fund.
Other Service Fees
For the six months ended May 31, 2020, FSSC received $2,269 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2020, FSC retained $226 in sales charges from the sale of Class A Shares. For the six months ended May 31, 2020, FSC did not retained any CDSC relating to redemptions of Class A or Class C Shares.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended May 31, 2020, the Fund’s expenses were reduced by $199 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2020, were as follows:
Purchases	$12,061,479
Sales	$13,864,237
8. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2020, the Fund had no outstanding loans. During the six months ended May 31, 2020, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the six months ended May 31, 2020, the program was not utilized.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$959.50	$5.78
Class C Shares	$1,000	$956.70	$9.44
Institutional Shares	$1,000	$960.70	$4.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$5.96
Class C Shares	$1,000	$1,015.35	$9.72
Institutional Shares	$1,000	$1,020.35	$4.70
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.18%
Class C Shares	1.93%
Institutional Shares	0.93%
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Evaluation and Approval of Advisory Contract–May 2020
Federated Emerging Market Debt Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES EMERGING MARKET DEBT FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Hermes (UK) LLP with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary
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to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss
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the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
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the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the one-year and three-year periods was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for
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purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program – Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes World Investment Series, Inc. (the Corporation) has adopted and implemented a liquidity risk management program (the “LRMP”) for each series of the Corporation, including Federated Hermes Emerging Market Debt Fund (the “Fund” and collectively, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no
Semi-Annual Shareholder Report

material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Emerging Market Debt Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
May 31, 2020
Share Class | Ticker	A | FGFAX	B | FGFBX	C | FGFCX
	R | FGFRX	Institutional | FGFLX	R6 | FGRSX

Federated International Leaders Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes International Leaders Fund)
Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes World Investment Series, Inc.)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated International Leaders Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2019 through May 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	20.0%
France	19.2%
Germany	12.8%
Switzerland	12.2%
United Kingdom	10.5%
Netherlands	4.3%
China	3.6%
Ireland	3.3%
Denmark	2.7%
Hong Kong	2.2%
South Korea	2.0%
Singapore	1.3%
United Arab Emirates	1.3%
Mexico	0.8%
Taiwan	0.8%
United States	0.6%
Italy	0.6%
Spain	0.5%
Sweden	0.5%
Securities Lending Collateral[2]	0.1%
Cash Equivalents[3]	0.3%
Other Assets and Liabilities—Net[4]	0.4%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2020, the Fund’s sector classification5 was as follows:
Sector Classification	Percentage of Total Net Assets
Health Care	21.2%
Information Technology	15.3%
Financials	13.5%
Consumer Discretionary	12.5%
Consumer Staples	12.0%
Industrials	11.9%
Materials	7.7%
Energy	2.2%
Communication Services	1.8%
Utilities	1.1%
Securities Lending Collateral[2]	0.1%
Cash Equivalents[3]	0.3%
Other Assets and Liabilities—Net[4]	0.4%
TOTAL	100.0%
5	Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.2%
		China—3.6%
72,000	[1]	Alibaba Group Holding Ltd., ADR	$14,932,080
180,725	[1]	Prosus NV	15,046,893
		TOTAL	29,978,973
		Denmark—2.7%
103,750	[2]	Chr. Hansen Holding	10,064,724
41,100	[1]	Genmab A/S	12,661,716
		TOTAL	22,726,440
		France—19.2%
255,500	[1]	Accor SA	7,248,582
209,500		Alstom SA	8,847,651
61,287	[1]	Amundi SA	4,572,273
527,500		AXA SA	9,653,372
280,737	[1]	BNP Paribas SA	10,126,150
46,000		Capgemini SE	4,723,335
269,500	[2]	Edenred	11,285,865
61,800		Essilor International SA	7,980,345
206,000	[1]	JC Decaux SA	4,197,994
9,400		Kering	4,927,709
26,550		LVMH Moet Hennessy Louis Vuitton SA	11,118,085
85,401		Pernod Ricard SA	13,336,383
65,000	[1]	Safran SA	6,236,216
121,500	[2]	Sanofi	11,849,362
451,000		STMicroelectronics N.V.	11,146,575
22,200		Teleperformance	5,270,128
108,900		Thales SA	8,345,548
271,700		Total SA	10,215,517
100,900	[1]	UbiSoft Entertainment SA	7,837,143
		TOTAL	158,918,233
		Germany—12.8%
96,600		Allianz SE	17,528,329
323,450		Deutsche Post AG	10,020,102
688,300		Infineon Technologies AG	14,345,265
250,597		Rheinmetall AG	20,229,831
278,200		RWE AG	9,165,499
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
198,994		SAP SE	$24,776,758
94,800		Siemens AG	10,347,807
		TOTAL	106,413,591
		Hong Kong—2.2%
1,303,000		AIA Group Ltd.	10,623,077
500,800		Melco Resorts & Entertainment, ADR	8,027,824
		TOTAL	18,650,901
		Ireland—3.3%
379,705		CRH PLC	12,424,138
52,125	[1]	ICON PLC	8,780,456
53,000		Kerry Group PLC	6,584,399
		TOTAL	27,788,993
		Italy—0.6%
711,000		Mediobanca Spa	4,635,692
		Japan—20.0%
166,700		Chugai Pharmaceutical Co. Ltd.	24,600,764
89,500		Daifuku Co.	6,967,676
110,800		Hoya Corp.	10,399,981
214,100		Kikkoman Corp.	10,785,054
293,300		Komatsu Ltd.	5,941,630
196,800		Nidec Corp.	12,112,593
33,500		Shimano, Inc.	6,160,326
87,300		Shin-Etsu Chemical Co. Ltd.	10,243,912
105,000		Shiseido Co., Ltd.	6,409,544
333,300		Sony Corp.	21,283,741
104,100		TDK Corp.	9,758,094
670,400		Terumo Corp.	26,351,869
180,300		Tokio Marine Holdings, Inc.	7,816,240
146,600		Yamaha Corp.	7,139,876
		TOTAL	165,971,300
		Mexico—0.8%
97,000		Fomento Economico Mexicano, SA de C.V., ADR	6,567,870
		Netherlands—4.3%
132,500		Akzo Nobel NV	10,875,733
48,300		ASML Holding NV	15,811,106
192,406	[1]	Koninklijke Philips NV	8,765,181
		TOTAL	35,452,020
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—1.3%
795,839		DBS Group Holdings Ltd.	$11,008,064
		South Korea—2.0%
396,200		Samsung Electronics Co. Ltd.	16,267,299
		Spain—0.5%
1,841,654		Banco Santander, S.A.	4,190,162
		Sweden—0.5%
200,000		Assa Abloy AB, Class B	4,065,709
		Switzerland—12.2%
517,300	[1]	Coca-Cola HBC AG	13,074,162
877,571		Credit Suisse Group AG	8,060,005
222,935		Julius Baer Gruppe AG	9,537,691
54,225		Lonza Group AG	26,700,860
228,455		Nestle S.A.	24,734,675
5,925		Partners Group Holding AG	4,923,413
24,000		Tecan AG	8,409,629
14,000	[2]	TEMENOS Group AG	2,148,307
9,800		Zurich Insurance Group AG	3,170,709
		TOTAL	100,759,451
		Taiwan—0.8%
124,400		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	6,261,052
		United Arab Emirates—1.3%
1,841,903	[1]	Network International Holdings Ltd.	10,621,932
		United Kingdom—10.5%
510,513		Anglo American PLC	10,799,982
300,017		AstraZeneca PLC	31,898,974
2,146,500		BP PLC	8,150,849
522,794		Diageo PLC	18,078,800
450,000		Informa PLC	2,540,633
47,400		Linde PLC	9,492,343
59,700		London Stock Exchange Group PLC	5,943,905
		TOTAL	86,905,486
		United States—0.6%
98,500	[1]	Livanova PLC	5,268,765
		TOTAL COMMON STOCKS (IDENTIFIED COST $779,739,765)	822,451,933
Semi-Annual Shareholder Report
5

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—0.4%
642,019	Federated Government Obligations Fund, Premier Shares, 0.13%[3]	$642,019
2,297,951	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.40%[3]	2,299,790
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,941,735)	2,941,809
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $782,681,500)[4]	825,393,742
	OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	3,264,604
	TOTAL NET ASSETS—100%	$828,658,346
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Balance of Shares Held 11/30/2019	16,674,795	37,393,670	54,068,465
Purchases/Additions	52,460,230	185,771,518	238,231,748
Sales/Reductions	(68,493,006)	(220,867,237)	(289,360,243)
Balance of Shares Held 5/31/2020	642,019	2,297,951	2,939,970
Value	$642,019	$2,299,790	$2,941,809
Change in Unrealized Appreciation/Depreciation	NA	$74	$74
Net Realized Gain/(Loss)	NA	$(41,518)	$(41,518)
Dividend Income	$31,673	$247,255	$278,928
Gain Distributions Received	NA	$110	$110
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions
1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,268,765	$—	$—	$5,268,765
International	44,569,282	772,613,886	—	817,183,168
Investment Companies	2,941,809	—	—	2,941,809
TOTAL SECURITIES	$52,779,856	$772,613,886	$—	$825,393,742
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$35.18	$31.80	$36.99	$28.93	$32.30	$33.41
Income From Investment Operations:
Net investment income[1]	0.12	0.62	0.68	0.49	0.52	0.37
Net realized and unrealized gain (loss)	(3.00)	3.57	(5.73)	8.19	(3.45)	(1.22)
TOTAL FROM INVESTMENT OPERATIONS	(2.88)	4.19	(5.05)	8.68	(2.93)	(0.85)
Less Distributions:
Distributions from net investment income	(0.84)	(0.81)	(0.14)	(0.62)	(0.44)	(0.26)
Net Asset Value, End of Period	$31.46	$35.18	$31.80	$36.99	$28.93	$32.30
Total Return[2]	(8.47)%	13.76%	(13.70)%	30.58%	(9.17)%	(2.54) %
Ratios to Average Net Assets:
Net expenses[3]	1.22%4.5	1.23%[5]	1.22%[5]	1.22%[5]	1.21%[5]	1.21%
Net investment income	0.77%[4]	1.92%	1.85%	1.49%	1.61%	1.10%
Expense waiver/reimbursement[6]	0.18%[4]	0.15%	0.17%	0.20%	0.20%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$234,935	$288,566	$331,131	$451,829	$482,621	$785,538
Portfolio turnover	29%	51%	37%	10%	34%[7]	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22% for the six months ended May 31, 2020, and 1.23%, 1.22%, 1.22% and 1.21% for the years ended November 30, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.75	$29.47	$34.41	$26.94	$30.11	$31.18
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.32	0.37	0.26	0.25	0.12
Net realized and unrealized gain (loss)	(2.82)	3.38	(5.31)	7.62	(3.20)	(1.15)
TOTAL FROM INVESTMENT OPERATIONS	(2.84)	3.70	(4.94)	7.88	(2.95)	(1.03)
Less Distributions:
Distributions from net investment income	(0.52)	(0.42)	—	(0.41)	(0.22)	(0.04)
Net Asset Value, End of Period	$29.39	$32.75	$29.47	$34.41	$26.94	$30.11
Total Return[2]	(8.87)%	12.85%	(14.36)%	29.62%	(9.85)%	(3.30)%
Ratios to Average Net Assets:
Net expenses[3]	2.08%[4,5]	2.05%[5]	1.97%[5]	1.97%[5]	1.96%[5]	1.96%
Net investment income (loss)	(0.15)%[4]	1.07%	1.09%	0.84%	0.88%	0.39%
Expense waiver/reimbursement[6]	0.12%[4]	0.12%	0.20%	0.24%	0.26%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,800	$11,100	$15,867	$23,588	$19,745	$27,748
Portfolio turnover	29%	51%	37%	10%	34%[7]	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.08% for the six months ended May 31, 2020, and 2.05%, 1.97%, 1.97% and 1.96% for the years ended November 30, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.65	$29.38	$34.30	$26.82	$30.02	$31.12
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	0.33	0.39	0.24	0.26	0.07
Net realized and unrealized gain (loss)	(2.82)	3.35	(5.31)	7.61	(3.20)	(1.09)
TOTAL FROM INVESTMENT OPERATIONS	(2.83)	3.68	(4.92)	7.85	(2.94)	(1.02)
Less Distributions:
Distributions from net investment income	(0.55)	(0.41)	—	(0.37)	(0.26)	(0.08)
Net Asset Value, End of Period	$29.27	$32.65	$29.38	$34.30	$26.82	$30.02
Total Return[2]	(8.87)%	12.85%	(14.34)%	29.63%	(9.85)%	(3.29)%
Ratios to Average Net Assets:
Net expenses[3]	2.04%4.5	2.04%[5]	1.97%[5]	1.97%[5]	1.96%[5]	1.96%
Net investment income (loss)	(0.07)%[4]	1.09%	1.15%	0.79%	0.90%	0.22%
Expense waiver/reimbursement[6]	0.11%[4]	0.12%	0.18%	0.23%	0.24%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,372	$63,314	$81,098	$121,775	$100,153	$147,373
Portfolio turnover	29%	51%	37%	10%	34%[7]	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.04% for the six months ended May 31, 2020, and 2.04%, 1.97%, 1.97% and 1.96% for the years ended November 30, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$34.97	$31.57	$36.73	$28.75	$32.11	$33.32
Income From Investment Operations:
Net investment income[1]	0.10	0.58	0.57	0.48	0.41	0.33
Net realized and unrealized gain (loss)	(3.01)	3.54	(5.66)	8.09	(3.38)	(1.23)
TOTAL FROM INVESTMENT OPERATIONS	(2.91)	4.12	(5.09)	8.57	(2.97)	(0.90)
Less Distributions:
Distributions from net investment income	(0.78)	(0.72)	(0.07)	(0.59)	(0.39)	(0.31)
Net Asset Value, End of Period	$31.28	$34.97	$31.57	$36.73	$28.75	$32.11
Total Return[2]	(8.58)%	13.58%	(13.88)%	30.35%	(9.35)%	(2.72)%
Ratios to Average Net Assets:
Net expenses[3]	1.41%4.5	1.38%[5]	1.41%[5]	1.40%[5]	1.40%[5]	1.39%
Net investment income	0.60%[4]	1.80%	1.57%	1.45%	1.45%	0.98%
Expense waiver/reimbursement[6]	0.42%[4]	0.35%	0.44%	0.40%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,654	$36,354	$39,010	$58,351	$52,007	$54,555
Portfolio turnover	29%	51%	37%	10%	34%[7]	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.41% for the six months ended May 31, 2020, and 1.38%, 1.41%, 1.40% and 1.40% for the years ended November 30, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$35.25	$31.89	$37.10	$29.03	$32.41	$33.52
Income From Investment Operations:
Net investment income[1]	0.16	0.68	0.76	0.63	0.66	0.41
Net realized and unrealized gain (loss)	(3.00)	3.59	(5.74)	8.16	(3.53)	(1.17)
TOTAL FROM INVESTMENT OPERATIONS	(2.84)	4.27	(4.98)	8.79	(2.87)	(0.76)
Less Distributions:
Distributions from net investment income	(0.93)	(0.91)	(0.23)	(0.72)	(0.51)	(0.35)
Net Asset Value, End of Period	$31.48	$35.25	$31.89	$37.10	$29.03	$32.41
Total Return[2]	(8.36)%	14.07%	(13.50)%	30.94%	(8.95)%	(2.28)%
Ratios to Average Net Assets:
Net expenses[3]	0.96%4.5	0.97%[5]	0.96%[5]	0.96%[5]	0.96%[5]	0.96%
Net investment income	0.98%[4]	2.11%	2.09%	1.87%	1.98%	1.22%
Expense waiver/reimbursement[6]	0.15%[4]	0.12%	0.14%	0.17%	0.19%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$460,292	$631,603	$989,652	$1,136,864	$798,168	$1,379,228
Portfolio turnover	29%	51%	37%	10%	34%[7]	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96% for the six months ended May 31, 2020, and 0.97%, 0.96%, 0.96% and 0.96% for the years ended November 30, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2018	2015
Net Asset Value, Beginning of Period	$35.22	$31.88	$37.07	$29.00	$32.37	$33.48
Income From Investment Operations:
Net investment income[1]	0.16	0.70	0.84	0.63	0.52	0.50
Net realized and unrealized gain (loss)	(2.99)	3.58	(5.78)	8.17	(3.37)	(1.25)
TOTAL FROM INVESTMENT OPERATIONS	(2.83)	4.28	(4.94)	8.80	(2.85)	(0.75)
Less Distributions:
Distributions from net investment income	(0.95)	(0.94)	(0.25)	(0.73)	(0.52)	(0.36)
Net Asset Value, End of Period	$31.44	$35.22	$31.88	$37.07	$29.00	$32.37
Total Return[2]	(8.34)%	14.12%	(13.43)%	31.03%	(8.90)%	(2.25)%
Ratios to Average Net Assets:
Net expenses[3]	0.91%4.5	0.92%[5]	0.91%[5]	0.91%[5]	0.90%[5]	0.90%
Net investment income	1.01%[4]	2.16%	2.29%	1.90%	1.94%	1.49%
Expense waiver/reimbursement[6]	0.11%[4]	0.10%	0.12%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,606	$71,725	$101,062	$204,809	$147,243	$105,259
Portfolio turnover	29%	51%	37%	10%	34%[7]	2%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.91% for the six months ended May 31, 2020, and 0.92%, 0.91%, 0.91% and 0.90% for the years ended November 30, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	The portfolio turnover rate was higher from the prior year as a result of significant fund outflows, and fundamental imbalances in the equity markets from a “bottom up” basis which arose from extreme market volatility that was caused by macroeconomic and political events.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and Liabilities
May 31, 2020 (unaudited)
Assets:
Total investment in securities, at value including $618,251 of securities loaned and $2,941,809 of investment in affiliated holdings* (identified cost $782,681,500)		$825,393,742
Receivable for investments sold		6,156,850
Income receivable		4,559,888
Income receivable from affiliated holding*		8,580
Receivable for shares sold		356,554
TOTAL ASSETS		836,475,614
Liabilities:
Payable for investments purchased	$5,786,123
Payable for shares redeemed	725,046
Payable for collateral due to broker for securities lending	642,019
Bank overdraft	185
Payable for custodian fees	193,475
Payable for other service fees (Notes 2 and 5)	62,103
Payable for investment adviser fee (Note 5)	54,507
Payable for distribution services fee (Note 5)	40,289
Payable for administrative fee (Note 5)	5,533
Payable for Directors’/Trustees’ fees (Note 5)	603
Accrued expenses (Note 5)	307,385
TOTAL LIABILITIES		7,817,268
Net assets for 26,469,281 shares outstanding		$828,658,346
Net Assets Consists of:
Paid-in capital		$861,863,539
Total distributable earnings (loss)		(33,205,193)
TOTAL NET ASSETS		$828,658,346
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($234,934,646 ÷ 7,468,401 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$31.46
Offering price per share (100/94.50 of $31.46)	$33.29
Redemption proceeds per share	$31.46
Class B Shares:
Net asset value per share ($7,800,244 ÷ 265,405 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$29.39
Offering price per share	$29.39
Redemption proceeds per share (94.50/100 of $29.39)	$27.77
Class C Shares:
Net asset value per share ($48,372,164 ÷ 1,652,400 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$29.27
Offering price per share	$29.27
Redemption proceeds per share (99.00/100 of $29.27)	$28.98
Class R Shares:
Net asset value per share ($30,653,675 ÷ 979,834 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$31.28
Offering price per share	$31.28
Redemption proceeds per share	$31.28
Institutional Shares:
Net asset value per share ($460,291,664 ÷ 14,620,949 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$31.48
Offering price per share	$31.48
Redemption proceeds per share	$31.48
Class R6 Shares:
Net asset value per share ($46,605,953 ÷ 1,482,292 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$31.44
Offering price per share	$31.44
Redemption proceeds per share	$31.44
*	See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Six Months Ended May 31, 2020 (unaudited)
Investment Income:
Dividends (including $246,857 received from an affiliated holding* and net of foreign taxes withheld of $1,094,789)			$9,192,024
Net Income on securities loaned (includes $32,071 earned from affiliated holdings* related to cash collateral balances)			54,465
TOTAL INCOME			9,246,489
Expenses:
Investment adviser fee (Note 5)		$4,002,507
Administrative fee (Note 5)		369,593
Custodian fees		120,294
Transfer agent fees (Note 2)		610,315
Directors’/Trustees’ fees (Note 5)		4,096
Auditing fees		16,949
Legal fees		5,686
Distribution services fee (Note 5)		320,273
Other service fees (Notes 2 and 5)		394,117
Portfolio accounting fees		93,657
Share registration costs		42,857
Printing and postage		40,027
Taxes		529
Miscellaneous (Note 5)		24,444
TOTAL EXPENSES		6,045,344
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(531,480)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(232,764)
Reduction of custodian fees (Note 6)	(1,252)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(765,496)
Net expenses			5,279,848
Net investment income			$3,966,641
Semi-Annual Shareholder Report
16

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts and Foreign Currency Transactions:
Net realized gain (loss) on investments (including realized loss of ($41,518) on sales of investments in an affiliated holding*) and foreign currency transactions	$(34,899,612)
Net realized gain (loss) on foreign exchange contracts	(18,457)
Net realized gain on futures contracts	2,783,262
Realized gain distribution from affiliated investment company shares*	110
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $74 of investments in affiliated holdings*)	(66,853,623)
Net change in unrealized appreciation of futures contracts	(2,672,796)
Net realized and unrealized loss on investments, foreign exchange contracts, futures contracts and foreign currency transactions	(101,661,116)
Change in net assets resulting from operations	$(97,694,475)
*	See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
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17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2020	Year Ended 11/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,966,641	$24,754,072
Net realized gain (loss)	(32,134,697)	38,013,284
Net change in unrealized appreciation/depreciation	(69,526,419)	90,464,623
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(97,694,475)	153,231,979
Distributions to Shareholders:
Class A Shares	(6,824,724)	(8,273,045)
Class B Shares	(171,869)	(220,176)
Class C Shares	(1,046,341)	(1,102,849)
Class R Shares	(813,718)	(886,863)
Institutional Shares	(16,621,236)	(26,296,619)
Class R6 Shares	(1,912,730)	(2,788,494)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,390,618)	(39,568,046)
Share Transactions:
Proceeds from sale of shares	71,833,217	250,802,955
Net asset value of shares issued to shareholders in payment of distributions declared	23,800,966	34,050,404
Cost of shares redeemed	(244,552,756)	(853,677,260)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(148,918,573)	(568,823,901)
Change in net assets	(274,003,666)	(455,159,968)
Net Assets:
Beginning of period	1,102,662,012	1,557,821,980
End of period	$828,658,346	$1,102,662,012
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
May 31, 2020 (unaudited)
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
On March 30, 2017, the Fund’s T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes World Investment Series, Inc. and Federated Hermes International Leaders Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other
Semi-Annual Shareholder Report
19

available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $765,496 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the six months ended May 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$193,258	$(81,163)
Class B Shares	9,426	(556)
Class C Shares	41,741	—
Class R Shares	54,259	(9,241)
Institutional Shares	304,874	(101,009)
Class R6 Shares	6,757	—
TOTAL	$610,315	$(191,969)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the six months ended May 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$314,993
Class B Shares	11,594
Class C Shares	67,530
TOTAL	$394,117
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country, currency and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
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At May 31, 2020, the Fund had no outstanding futures contracts.
The average notional value of long futures contracts held by the Fund throughout the period was $11,041,690. This is based on amounts held as of each month-end throughout the six month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending transactions are subject to Master Netting Agreements (“MNAs”), which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$618,251	$642,019
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from
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unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNAs. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At May 31, 2020, the Fund has no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Foreign exchange contracts	$—	$(18,457)	$(18,457)
Equity contracts	$2,783,262	$—	$2,783,262
TOTAL	$2,783,262	$(18,457)	$2,764,805

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(2,672,796)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. capital stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	387,378	$12,358,498	1,087,090	$34,626,148
Shares issued to shareholders in payment of distributions declared	171,833	6,117,272	256,808	7,354,995
Shares redeemed	(1,293,275)	(40,174,799)	(3,555,595)	(113,594,334)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(734,064)	$(21,699,029)	(2,211,697)	$(71,613,191)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	989	$31,667	3,057	$85,899
Shares issued to shareholders in payment of distributions declared	4,303	143,648	6,933	186,220
Shares redeemed	(78,803)	(2,249,238)	(209,469)	(6,321,291)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(73,511)	$(2,073,923)	(199,479)	$(6,049,172)
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	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	53,560	$1,600,626	192,406	$5,617,368
Shares issued to shareholders in payment of distributions declared	29,154	969,360	38,049	1,018,964
Shares redeemed	(369,589)	(10,649,258)	(1,051,711)	(31,230,973)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(286,875)	$(8,079,272)	(821,256)	$(24,594,641)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	75,622	$2,368,642	165,127	$5,242,490
Shares issued to shareholders in payment of distributions declared	22,015	779,997	28,575	814,670
Shares redeemed	(157,342)	(4,891,631)	(389,915)	(12,570,857)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(59,705)	$(1,742,992)	(196,213)	$(6,513,697)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,488,281	$47,197,773	5,609,515	$175,843,892
Shares issued to shareholders in payment of distributions declared	397,129	14,133,838	774,705	22,179,796
Shares redeemed	(5,180,115)	(157,640,551)	(19,498,800)	(621,511,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,294,705)	$(96,308,940)	(13,114,580)	$(423,488,215)

	Six Months Ended 5/31/2020		Year Ended 11/30/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	252,278	$8,276,011	948,253	$29,387,158
Shares issued to shareholders in payment of distributions declared	46,619	1,656,851	87,295	2,495,759
Shares redeemed	(852,941)	(28,947,279)	(2,169,245)	(68,447,902)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(554,044)	$(19,014,417)	(1,133,697)	$(36,564,985)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,002,904)	$(148,918,573)	(17,676,922)	$(568,823,901)
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4. FEDERAL TAX INFORMATION
At May 31, 2020, the cost of investments for federal tax purposes was $782,681,500. The net unrealized appreciation of investments for federal tax purposes was $42,712,242. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $131,958,612 and net unrealized depreciation from investments for those securities having an excess of cost over value of $89,246,370.
At November 30, 2019, the Fund had a capital loss carryforward of $43,862,973 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses, retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$43,862,973	$0	$43,862,973
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Prior to June 28, 2019, the annual advisory fee was 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee, and/or reimburse other operating expenses. For the six months ended May 31, 2020, the Adviser waived $517,960 of its fee and reimbursed $191,969 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2020, the Adviser reimbursed $13,520.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$34,781	$—
Class C Shares	203,897	—
Class R Shares	81,595	(40,795)
TOTAL	$320,273	$(40,795)
For the six months ended May 31, 2020, FSC retained $2,220 of fees paid by the Fund. For the six months ended May 31, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2020, FSC retained $4,349 in sales charges from the sale of Class A Shares. FSC also retained $16,722 and $1,138 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
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Other Service Fees
For the six months ended May 31, 2020, FSSC received $20,297 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 2.08%, 2.07%, 1.41%, 0.96% and 0.91% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
6. Expense reduction
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended May 31, 2020, the Fund’s expenses were reduced by $1,252 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2020, were as follows:
Purchases	$263,318,546
Sales	$390,975,257
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8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2020, the Fund had no outstanding loans. During the six months ended May 31, 2020, the Fund did not utilize the LOC.
9. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the six months ended May 31, 2020, the program was not utilized.
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11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$915.30	$5.84
Class B Shares	$1,000.00	$911.30	$9.94
Class C Shares	$1,000.00	$911.30	$9.75
Class R Shares	$1,000.00	$914.20	$6.75
Institutional Shares	$1,000.00	$916.40	$4.60
Class R6 Shares	$1,000.00	$916.60	$4.36
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,018.90	$6.16
Class B Shares	$1,000.00	$1,014.60	$10.48
Class C Shares	$1,000.00	$1,014.80	$10.28
Class R Shares	$1,000.00	$1,017.95	$7.11
Institutional Shares	$1,000.00	$1,020.20	$4.85
Class R6 Shares	$1,000.00	$1,020.45	$4.60
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	2.08%
Class C Shares	2.04%
Class R Shares	1.41%
Institutional Shares	0.96%
Class R6 Shares	0.91%
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Evaluation and Approval of Advisory Contract–May 2020
Federated International Leaders Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INTERNATIONAL LEADERS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the
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year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the one-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. Although the Board considered information comparing the Fund’s performance to that of the relevant Performance Peer Group, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
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Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
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to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program – Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes World Investment Series, Inc. (the Corporation) has adopted and implemented a liquidity risk management program (the “LRMP”) for each series of the Corporation, including Federated Hermes International Leaders Fund (the “Fund” and collectively, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no
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material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Leaders Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
May 31, 2020
Share Class | Ticker	A | ISCAX	C | ISCCX	Institutional | ISCIX

Federated International Small-Mid Company Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes International Small-Mid Company Fund)
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes World Investment Series, Inc.)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated International Small-Mid Company Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2019 through May 31, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	21.0%
United Kingdom	10.8%
France	7.7%
Canada	6.8%
Switzerland	6.8%
Germany	5.6%
Brazil	3.7%
Netherlands	3.5%
Denmark	3.4%
Sweden	3.1%
United States	2.3%
Ireland	2.3%
Italy	2.2%
Spain	2.1%
Australia	2.0%
Taiwan	1.9%
Hong Kong	1.7%
China	1.4%
Israel	1.3%
Poland	1.2%
Norway	1.1%
United Arab Emirates	1.1%
Luxembourg	1.1%
New Zealand	0.9%
Finland	0.8%
Singapore	0.6%
Thailand	0.6%
Austria	0.5%
Mexico	0.5%
Securities Lending Collateral[2]	0.9%
Cash Equivalents[3]	2.4%
Other Assets and Liabilities—Net[4]	(1.3)%
TOTAL	100.0%
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At May 31, 2020, the Fund’s sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	16.8%
Industrials	16.0%
Consumer Discretionary	14.4%
Health Care	13.9%
Communication Services	8.9%
Financials	8.7%
Consumer Staples	8.0%
Materials	6.5%
Real Estate	3.1%
Utilities	0.9%
Energy	0.8%
Securities Lending Collateral[2]	0.9%
Cash Equivalents[3]	2.4%
Other Assets and Liabilities—Net[4]	(1.3)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
May 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.0%
		Australia—2.0%
120,000		Brambles Ltd.	$924,731
95,000		DEXUS Property Group	565,008
250,000		Hansen Technologies Ltd.	535,465
		TOTAL	2,025,204
		Austria—0.5%
22,573	[1]	Erste Group Bank AG	497,935
		Brazil—3.7%
38,000	[1]	Afya Ltd	746,700
52,500		Localiza Rent A Car SA	378,577
17,500	[1]	PagSeguro Digital Ltd.	555,275
16,000	[1]	StoneCo Ltd.	506,880
225,000		Totvs SA	847,919
25,426	[1]	XP Inc.	771,933
		TOTAL	3,807,284
		Canada—6.8%
20,000		Allied Properties REIT	581,036
50,000		CAE, Inc.	750,263
1,100		Constellation Software, Inc.	1,250,422
37,000		Dollarama, Inc.	1,254,429
33,000		Gildan Activewear, Inc.	457,784
7,000	[1]	Kinaxis, Inc.	903,846
35,000	[1]	Lightspeed POS, Inc.	835,312
52,000		The North West Company Fund	1,011,788
		TOTAL	7,044,880
		China—1.4%
50,000	[1,2]	Oneconnect Financial Technology Co., Ltd., ADR	628,500
380,000		TravelSky Technology Ltd.	769,058
		TOTAL	1,397,558
		Denmark—3.4%
11,000		Chr.Hansen Holding	1,067,103
5,600	[1]	Genmab A/S	1,725,197
18,000		Topdanmark A/S	749,244
		TOTAL	3,541,544
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Finland—0.8%
20,000		Neste Oyj	$810,300
		France—7.7%
18,000	[1]	Accor SA	510,663
10,000	[1]	Amundi SA	746,043
11,240		Capgemini SE	1,154,137
30,000		JC Decaux SA	611,358
19,500		Rubis SCA	932,847
57,000		STMicroelectronics N.V.	1,408,769
6,000		Teleperformance	1,424,359
15,000	[1]	UbiSoft Entertainment SA	1,165,086
		TOTAL	7,953,262
		Germany—5.6%
9,000	[1]	CTS Eventim AG	408,853
16,000	[1]	Delivery Hero SE	1,524,464
7,000		Deutsche Boerse AG	1,153,463
10,664		HeidelbergCement AG	527,878
15,377		Rheinmetall AG	1,241,332
8,000		Symrise AG	873,042
		TOTAL	5,729,032
		Hong Kong—1.7%
43,000		Melco Resorts & Entertainment, ADR	689,290
125,000		Techtronic Industries Co.	1,087,892
		TOTAL	1,777,182
		Ireland—2.3%
8,200	[1]	ICON PLC	1,381,290
28,922	[1]	Smurfit Kappa Group PLC	945,250
		TOTAL	2,326,540
		Israel—1.3%
5,000	[1]	NICE Ltd., ADR	930,700
42,000	[1]	Tufin Software Technologies Ltd.	433,020
		TOTAL	1,363,720
		Italy—2.2%
90,000	[2]	Davide Campari - Milano SpA	732,511
50,000		Mediobanca SpA	325,998
70,000	[1]	Nexi SpA	1,154,678
		TOTAL	2,213,187
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—21.0%
8,800		Chugai Pharmaceutical Co. Ltd.	$1,298,661
17,400		Daifuku Co.	1,354,610
4,600		Disco Corp.	1,028,982
17,800		Horiba Ltd.	938,139
1,720		Japan Hotel REIT Investment Corp.	717,710
18,000		Jin Co. Ltd.	1,141,529
42,200		Kanamoto Co. Ltd.	910,358
18,000		Kikkoman Corp.	906,730
12,600		Kusuri No Aoki Holdings Co. Ltd.	1,038,900
20,000		Nidec Corp.	1,230,955
80,000		Nippon Zeon Co.	771,224
9,000		Nissin Foods Holdings Co. Ltd.	751,876
8,000		Nitori Holdings Co., Ltd.	1,451,014
75,000		Pan Pacific International Holdings Corp.	1,511,927
38,000		Park 24 Co. Ltd.	738,579
9,000		Rohm Co. Ltd.	606,754
25,000		Shoei Co. Ltd.	573,029
20,800		Square Enix Holdings Co. Ltd.	1,010,175
73,000		Taiyo Nippon Sanso Corp.	1,228,734
10,000		Technopro Holdings, Inc.	600,418
34,800		THK Co. Ltd.	906,252
20,000		Yamaha Corp.	974,062
		TOTAL	21,690,618
		Luxembourg—1.1%
1,700		Eurofins Scientific SE	1,151,472
		Mexico—0.5%
70,000		Grupo Aeroportuario del Pacifico SA, Class B	465,941
		Netherlands—3.5%
8,500	[1]	Argenx SE, ADR	1,864,050
23,000		NN Group NV	712,922
14,700	[1]	UniQure N.V.	987,252
		TOTAL	3,564,224
		New Zealand—0.9%
16,000	[1]	Xero Ltd.	900,154
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—1.1%
28,600		Schibsted A/S	$711,392
13,000		Tomra Systems ASA	469,011
		TOTAL	1,180,403
		Poland—1.2%
28,000	[1]	Dino Polska SA	1,279,944
		Singapore—0.6%
108,000		Singapore Exchange Ltd.	635,947
		Spain—2.1%
22,000	[1]	Cellnex Telecom S.A.	1,249,023
50,000		Cia de Distribucion Integral Logista Holdings SA	923,935
		TOTAL	2,172,958
		Sweden—3.1%
25,000	[1]	EQT AB	397,656
36,000		Evolution Gaming Group AB	2,132,100
30,000		Thule Group AB/The	689,869
		TOTAL	3,219,625
		Switzerland—6.8%
400		Barry Callebaut AG	805,544
44,000		Coca-Cola HBC AG	1,112,049
20,882	[1]	Julius Baer Gruppe AG	893,382
4,200		Lonza Group AG	2,068,117
6,000		Tecan AG	2,102,407
		TOTAL	6,981,499
		Taiwan—1.9%
24,549	[1]	Sea Ltd., ADR	1,959,010
		Thailand—0.6%
400,000		Central Pattana PCL, GDR	621,006
		United Arab Emirates—1.1%
200,000	[1]	Network International Holdings Ltd.	1,153,365
		United Kingdom—10.8%
30,000		Anglo American PLC	634,655
38,000		Ashtead Group PLC	1,130,952
150,000		B&M European Value Retail SA	724,542
10,000		Croda International PLC	643,195
33,000		Dechra Pharmaceutical PLC	1,137,434
35,000	[1,2]	Farfetch Ltd.	485,100
23,000		Fevertree Drinks PLC	586,297
Semi-Annual Shareholder Report
6

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
11,383		London Stock Exchange Group PLC	$1,133,324
85,000		Manchester United PLC- CL A	1,413,550
300,000		Melrose Industries PLC	429,538
123,450		PageGroup PLC	569,037
85,000		Rightmove PLC	617,899
85,000		St. James’s Place Capital PLC	969,389
63,000		Unite Group PLC	677,647
		TOTAL	11,152,559
		United States—2.3%
12,000		Ferguson PLC	947,832
12,000	[1]	Livanova PLC	641,880
19,000	[1]	Mimecast Ltd.	793,820
		TOTAL	2,383,532
		TOTAL COMMON STOCKS (IDENTIFIED COST $78,172,091)	100,999,885
		RIGHTS—0.0%
90,000	[1,3]	Davide Campari - Milano SpA, 6/21/2020 (IDENTIFIED COST $0)	0
		INVESTMENT COMPANIES—3.3%
901,127		Federated Government Obligations Fund, Premier Shares, 0.13%[3]	901,127
2,548,540		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.40%[4]	2,550,579
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,449,041)	3,451,706
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $81,621,132)[5]	104,451,591
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[6]	(1,365,114)
		TOTAL NET ASSETS—100%	$103,086,477
Semi-Annual Shareholder Report
7

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended May 31, 2020, were as follows:
UniQure N.V.
Health Care
Balance of Shares Held 11/30/2019	12,000
Purchases/Additions	2,700
Sales/Reductions	—
Balance of Shares Held 5/31/2020	14,700
Value	$987,252
Change in Unrealized Appreciation/Depreciation	$202,871
Net Realized Gain/(Loss)	$—
Dividend Income	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated holding during the period ended May 31, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 11/30/2019	—	2,256,832	2,256,832
Purchases/Additions	4,039,840	13,648,397	17,688,237
Sales/Reductions	(3,138,713)	(13,356,689)	(16,495,402)
Balance of Shares Held 5/31/2020	901,127	2,548,540	3,449,667
Value	$901,127	$2,550,579	3,451,706
Change in Unrealized Appreciation/Depreciation	NA	$1,715	$1,715
Net Realized Gain/(Loss)	NA	$(2,036)	$(2,036)
Dividend Income	$444	$25,023	$25,467
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Board of Directors (the “Directors”).
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,435,700	$—	$—	$1,435,700
International	22,089,867	77,474,318	—	99,564,185
Rights
International	—	—	0	0
Investment Companies	3,451,706	—	—	3,451,706
TOTAL SECURITIES	$26,977,273	$77,474,318	$0	$104,451,591
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements.
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$35.42	$35.18	$41.98	$31.51	$39.32	$40.52
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	0.02	(0.10)	0.02	0.05	(0.21)
Net realized and unrealized gain (loss)	(0.15)	4.57	(4.10)	10.74	(3.59)	3.06
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	4.59	(4.20)	10.76	(3.54)	2.85
Less Distributions:
Distributions from net investment income	(0.07)	(0.33)	—	—	(0.16)	—
Distributions from net realized gain	(1.65)	(4.03)	(2.61)	(0.29)	(4.11)	(4.05)
TOTAL DISTRIBUTIONS	(1.72)	(4.36)	(2.61)	(0.29)	(4.27)	(4.05)
Redemption Fees	—	0.01	0.01	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$33.48	$35.42	$35.18	$41.98	$31.51	$39.32
Total Return[3]	(0.86)%	16.46%	(10.71)%	34.46%	(10.16)%	7.98%
Ratios to Average Net Assets:
Net expenses[4]	1.58%[5]	1.86%	1.86%	1.85%	1.76%	1.85%
Net investment income (loss)	(0.42)%[5]	0.07%	(0.25)%	0.05%	0.16%	(0.53)%
Expense waiver/reimbursement[6]	0.36%[5]	0.21%	0.15%	0.15%	0.22%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,565	$82,007	$84,786	$102,872	$90,508	$127,260
Portfolio turnover	15%	30%	28%	42%	39%	59%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$26.25	$27.13	$33.22	$25.19	$32.36	$34.31
Income From Investment Operations:
Net investment income (loss)[1]	(0.14)	(0.17)	(0.21)	(0.21)	(0.17)	(0.43)
Net realized and unrealized gain (loss)	(0.10)	3.30	(3.28)	8.53	(2.89)	2.53
TOTAL FROM INVESTMENT OPERATIONS	(0.24)	3.13	(3.49)	8.32	(3.06)	2.10
Less Distributions:
Distributions from net investment income	—	—	—	—	—	—
Distributions from net realized gain	(1.65)	(4.03)	(2.61)	(0.29)	(4.11)	(4.05)
TOTAL DISTRIBUTIONS	(1.65)	(4.03)	(2.61)	(0.29)	(4.11)	(4.05)
Redemption Fees	—	0.02	0.01	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$24.36	$26.25	$27.13	$33.22	$25.19	$32.36
Total Return[3]	(1.25)%	15.55%	(11.44)%	33.41%	(10.89)%	7.15%
Ratios to Average Net Assets:
Net expenses[4]	2.36%[5]	2.66%	2.66%	2.65%	2.56%	2.65%
Net investment income (loss)	(1.21)%[5]	(0.72)%	(0.68)%	(0.73)%	(0.64)%	(1.33)%
Expense waiver/reimbursement[6]	0.33%[5]	0.16%	0.09%	0.11%	0.17%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,966	$4,589	$5,351	$15,937	$17,028	$22,681
Portfolio turnover	15%	30%	28%	42%	39%	59%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2020	Year Ended November 30,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$36.34	$35.99	$42.81	$32.06	$39.95	$41.01
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	0.09	(0.00)[2]	0.07	0.12	(0.13)
Net realized and unrealized gain (loss)	(0.16)	4.69	(4.22)	10.97	(3.66)	3.12
TOTAL FROM INVESTMENT OPERATIONS	(0.19)	4.78	(4.22)	11.04	(3.54)	2.99
Less Distributions:
Distributions from net investment income	(0.14)	(0.41)	—	—	(0.24)	—
Distributions from net realized gain	(1.65)	(4.03)	(2.61)	(0.29)	(4.11)	(4.05)
TOTAL DISTRIBUTIONS	(1.79)	(4.44)	(2.61)	(0.29)	(4.35)	(4.05)
Redemption Fees	—	0.01	0.01	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$34.36	$36.34	$35.99	$42.81	$32.06	$39.95
Total Return[3]	(0.75)%	16.71%	(10.54)%	34.75%	(10.00)%	8.25%
Ratios to Average Net Assets:
Net expenses[4]	1.36%[5]	1.66%	1.66%	1.65%	1.56%	1.65%
Net investment income (loss)	(0.20)%[5]	0.27%	(0.01)%	0.18%	0.34%	(0.33)%
Expense waiver/reimbursement[6]	0.33%[5]	0.16%	0.10%	0.10%	0.17%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,555	$26,017	$32,480	$46,428	$31,981	$38,830
Portfolio turnover	15%	30%	28%	42%	39%	59%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on the net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
May 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $894,520 of securities loaned and $3,451,706 and $987,252 of investment in an affiliated holding* and an affiliated company,* respectively (identified cost $81,621,132)		$104,451,591
Cash denominated in foreign currencies (identified cost $664)		671
Receivable for investments sold		446,562
Income receivable		225,057
Income receivable from affiliated holding		1,147
Receivable for shares sold		32,862
TOTAL ASSETS		105,157,890
Liabilities:
Payable for collateral due to broker for securities lending	$901,127
Payable for investments purchased	890,063
Payable for shares redeemed	57,921
Payable for portfolio accounting fees	107,186
Payable for other service fees (Notes 2 and 5)	17,316
Payable for investment adviser fee (Note 5)	3,219
Payable for distribution services fee (Note 5)	2,392
Payable for administrative fee (Note 5)	1,131
Payable for Directors’/Trustees’ fees (Note 5)	217
Accrued expenses (Note 5)	90,841
TOTAL LIABILITIES		2,071,413
Net assets for 3,105,136 shares outstanding		$103,086,477
Net Assets Consists of:
Paid-in capital		$77,353,737
Total distributable earnings		25,732,740
TOTAL NET ASSETS		$103,086,477
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($75,565,380 ÷ 2,256,749 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$33.48
Offering price per share (100/94.50 of $33.48)	$35.43
Redemption proceeds per share	$33.48
Class C Shares:
Net asset value per share ($3,965,725 ÷ 162,772 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$24.36
Offering price per share	$24.36
Redemption proceeds per share (99.00/100 of $24.36)	$24.12
Institutional Shares:
Net asset value per share ($23,555,372 ÷ 685,615 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$34.36
Offering price per share	$34.36
Redemption proceeds per share	$34.36
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended May 31, 2020 (unaudited)
Investment Income:
Dividends (including $25,023 received from an affiliated holding* and net of foreign taxes withheld of $65,070)			$598,813
Net income on securities loaned (includes $444 earned from an affiliated holding* related to cash collateral balances) (Note 2)			444
TOTAL INCOME			599,257
Expenses:
Investment adviser fee (Note 5)		$564,855
Administrative fee (Note 5)		41,132
Custodian fees		29,563
Transfer agent fees		82,509
Directors’/Trustees’ fees (Note 5)		1,464
Auditing fees		16,950
Legal fees		4,160
Distribution services fee (Note 5)		67,528
Other service fees (Notes 2 and 5)		47,350
Portfolio accounting fees		72,972
Share registration costs		25,043
Printing and postage		16,422
Miscellaneous (Note 5)		18,711
TOTAL EXPENSES		988,659
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(171,775)
Waiver of other operating expenses	(10,386)
TOTAL WAIVERS AND REIMBURSEMENT		(182,161)
Net expenses			806,498
Net investment income (loss)			(207,241)
Semi-Annual Shareholder Report
15

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(2,036) on sales of investments in an affiliated holding*) and foreign currency transactions	$3,455,941
Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $1,715 and $202,871 of investments in an affiliated holding* and an affiliated company,* respectively)	(4,788,236)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,332,295)
Change in net assets resulting from operations	$(1,539,536)
*	See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2020	Year Ended 11/30/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(207,241)	$96,033
Net realized gain	3,455,941	5,248,009
Net change in unrealized appreciation/depreciation	(4,788,236)	11,279,796
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,539,536)	16,623,838
Distributions to Shareholders:
Class A Shares	(3,955,262)	(10,337,067)
Class C Shares	(287,137)	(767,281)
Institutional Shares	(1,291,768)	(3,680,993)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,534,167)	(14,785,341)
Share Transactions:
Proceeds from sale of shares	2,406,972	5,522,248
Net asset value of shares issued to shareholders in payment of distributions declared	5,151,515	13,746,452
Cost of shares redeemed	(10,011,375)	(31,147,564)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,452,888)	(11,878,864)
Redemption fees	—	36,562
Change in net assets	(9,526,591)	(10,003,805)
Net Assets:
Beginning of period	112,613,068	122,616,873
End of period	$103,086,477	$112,613,068
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
May 31, 2020 (unaudited)
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
On March 30, 2017, the Fund’s T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes World Investment Series, Inc. and Federated Hermes International Small-Mid Company Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
18

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $182,161 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$42,151
Class C Shares	5,199
TOTAL	$47,350
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
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The securities lending transactions are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts, but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$894,520	$901,127
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2020, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2020		Year ended 11/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	25,370	$825,066	73,434	$2,284,468
Shares issued to shareholders in payment of distributions declared	101,900	3,595,046	337,770	9,396,766
Shares redeemed	(185,483)	(5,935,200)	(506,191)	(16,237,576)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(58,213)	$(1,515,088)	(94,987)	$(4,556,342)

	Six Months Ended 5/31/2020		Year ended 11/30/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,673	$349,938	34,314	$816,799
Shares issued to shareholders in payment of distributions declared	10,816	278,501	35,874	745,102
Shares redeemed	(37,504)	(854,072)	(92,586)	(2,245,868)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(12,015)	$(225,633)	(22,398)	$(683,967)

	Six Months Ended 5/31/2020		Year ended 11/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,881	$1,231,968	72,469	$2,420,981
Shares issued to shareholders in payment of distributions declared	35,342	1,277,968	126,521	3,604,584
Shares redeemed	(102,551)	(3,222,103)	(385,471)	(12,664,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(30,328)	$(712,167)	(186,481)	$(6,638,555)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(100,556)	$(2,452,888)	(303,866)	$(11,878,864)
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Redemption Fees
Prior to October 31, 2019, the Fund imposed a 2.00% redemption fee to shareholders of the Fund’s Class A Shares, Class C Shares and Institutional Shares who redeemed shares held for 30 days or less. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended November 30, 2019, redemption fees for Class A Shares, Class C Shares and Institutional Shares amounted to $22,655, $4,284 and $9,623, respectively.
4. FEDERAL TAX INFORMATION
At May 31, 2020, the cost of investments for federal tax purposes was $81,621,132. The net unrealized appreciation of investments for federal tax purposes was $22,830,459. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,919,065 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,088,606.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Prior to March 1, 2020, the Fund and the advisor provided for an annual fee equal to 1.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the Adviser voluntarily waived $170,506 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2020, the Adviser reimbursed $1,269.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Service Fees Waived
Class A Shares	$51,932	$(10,386)
Class C Shares	15,596	—
TOTAL	$67,528	$(10,386)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2020, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2020, FSC retained $314 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended May 31, 2020, FSSC received $1,623 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective March 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.23%, 1.98% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to March 1, 2020, the Fee Limits disclosed above for the referenced share classes were
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1.86%, 2.66%, and 1.66%.While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2020, were as follows:
Purchases	$15,392,975
Sales	$23,421,870
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2020, the Fund had no outstanding loans. During six months ended May 31, 2020, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the six months ended May 31, 2020, the program was not utilized.
10. Other matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Funds’ investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$991.40	$7.87[2]
Class C Shares	$1,000	$987.50	$11.73[3]
Institutional Shares	$1,000	$992.50	$6.77[4]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.10	$7.97[2]
Class C Shares	$1,000	$1,013.20	$11.88[3]
Institutional Shares	$1,000	$1,018.20	$6.86[4]
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.58%
Class C Shares	2.36%
Institutional Shares	1.36%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class A Shares current Fee Limit of 1.23% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.12 and $6.21, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class C Shares current Fee Limit of 1.98% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.84 and $9.97, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class IS Shares current Fee Limit of 0.98% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.88 and $4.95, respectively.
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Evaluation and Approval of Advisory Contract–May 2020
Federated International Small-Mid Company Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INTERNATIONAL SMALL-MID COMPANY FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the
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year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the one-year and three-year periods was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense
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Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2019, the Board approved a reduction of 35 basis points in the contractual advisory fee.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be
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compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program – Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes World Investment Series, Inc. (the Corporation) has adopted and implemented a liquidity risk management program (the “LRMP”) for each series of the Corporation, including Federated Hermes International Small-Mid Company Fund (the “Fund” and collectively, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no
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material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Small-Mid Company Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 27, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 27, 2020